Investment securities and fair value disclosure- Rollforward of liabilities (Details) - Contingent consideration in relation to investments and acquisitions - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Contingent consideration in relation to investments and acquisitions
Balance at beginning	¥ 1,264	¥ 1,278
Net decrease in fair value	(642)	(14)
Additions	293
Foreign currency translation adjustment	6
Balance at end	¥ 921	¥ 1,264